Property, Plant and Equipment, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, net
Less: Accumulated depreciation	$ (228,716)	$ (228,504)
Property, Plant and Equipment, Net, Total	123,270	25,944
Subtotal	351,986	254,448
Machinery and Production equipment
Subtotal	280,100	245,312
Office equipment
Subtotal	5,184	5,330
Transportation equipment
Subtotal	63,000	0
Electronic equipment
Subtotal	$ 3,702	$ 3,806